CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, Aceland Investments Limited - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2010	Jun. 30, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2019
Investment Holdings [Line Items]
Debt instrument, maturity date			Dec. 31, 2015
Aceland
Investment Holdings [Line Items]
Payments to acquire investments		$ 2.1
Contribution of equity investment through a shareholder loan			$ 7.1
Equity method investment, ownership interest (as a percent)								35.00%
Investment impairment							$ 1.0
Proceeds from sale, maturity and collection of investments						$ 6.7
Equity pick up of gain (loss) of an associate				$ (0.3)	$ (0.2)	$ 1.0
Carrying amount of the investment				$ 2.1
Short-term investments								$ 2.1
Aceland | Other Security Investments [Member]
Investment Holdings [Line Items]
Gain on other income	$ 0.3